ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - Schedule of accrued expenses and other liabilities - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of accrued expenses and other liabilities [Abstract]
Accrued advertising and marketing fees	¥ 66,786	¥ 52,371
Payables related to service fees and others	26,488	93,897
Amounts due to customers for the segregated bank balances held on their behalf	153,701	273,774
Deposits	586	2,575
Value added tax and surcharges	1,165	13,899
Other	1,620	30,732
Total accrued expenses and other current liabilities	¥ 250,346	¥ 467,248